PROMISSORY NOTE FROM A THIRD PARTY (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 17, 2025 HKD ($)	Sep. 09, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Short-Term Debt [Line Items]
Due from third party	$ 1,291,266	$ 10,009,896			$ 84,285
Promissory Note [Member] | Cayson Acquisition Corp [Member]
Short-Term Debt [Line Items]
Notes payable		900,000
Promissory Note [Member] | Merger Agreement [Member] | Cayson Acquisition Corp [Member]
Short-Term Debt [Line Items]
Notes payable			$ 600,000	$ 300,000
Due from third party		300,000
Promissory Note [Member] | Merger Agreement [Member] | Cayson Acquisition Corp [Member] | Asset, Held-in-Trust [Member]
Short-Term Debt [Line Items]
Due from third party		$ 600,000